Financial instruments and financial risk factors - Schedule of financial assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Financial liabilities
Financial assets (liabilities)	$ (78,658)	$ (70,023)
Trade and other payables
Financial liabilities
Financial liabilities	(61,073)	(58,630)
Derivative financial instruments
Financial liabilities
Financial liabilities	(8,933)	(6,569)
Accruals
Financial liabilities
Financial liabilities	(5,201)	(5,465)
Finance debt
Financial liabilities
Financial liabilities	(65,799)	(63,230)
Other investments – equity shares
Financial assets
Financial assets		433
Other financial assets
Financial assets
Financial assets	1,563	937
Loans
Financial assets
Financial assets	963	836
Trade and other receivables
Financial assets
Financial assets	24,080	24,361
Derivative financial instruments
Financial assets
Financial assets	8,991	7,142
Cash and cash equivalents
Financial assets
Financial assets	22,468	25,586
Financial liabilities at fair value through profit or loss, category | Derivative financial instruments
Financial liabilities
Financial liabilities	(7,685)
Derivative hedging instruments
Financial liabilities
Financial assets (liabilities)	(821)	(176)
Derivative hedging instruments | Derivative financial instruments
Financial liabilities
Financial liabilities	(1,248)	(864)
Designated as measured at fair value through other comprehensive income
Financial liabilities
Financial assets (liabilities)	(82,505)	(122,749)
Designated as measured at fair value through other comprehensive income | Trade and other payables
Financial liabilities
Financial liabilities	(56,790)	(54,054)
Designated as measured at fair value through other comprehensive income | Accruals
Financial liabilities
Financial liabilities	(5,201)	(5,465)
Designated as measured at fair value through other comprehensive income | Finance debt
Financial liabilities
Financial liabilities	(65,799)	(63,230)
Financial liabilities at fair value through profit or loss | Derivative financial instruments
Financial liabilities
Financial liabilities		(5,705)
Mandatorily measured at fair value through profit or loss
Financial liabilities
Financial assets (liabilities)	4,668
Mandatorily measured at fair value through profit or loss | Other financial assets
Financial assets
Financial assets	1,563
Mandatorily measured at fair value through profit or loss | Loans
Financial assets
Financial assets	124
Mandatorily measured at fair value through profit or loss | Derivative financial instruments
Financial assets
Financial assets	8,564
Mandatorily measured at fair value through profit or loss | Cash and cash equivalents
Financial assets
Financial assets	2,102
Measured at amortized cost | Loans
Financial assets
Financial assets	839
Measured at amortized cost | Trade and other receivables
Financial assets
Financial assets	24,080
Measured at amortized cost | Cash and cash equivalents
Financial assets
Financial assets	20,366
Loans and receivables
Financial liabilities
Financial assets (liabilities)		47,113
Loans and receivables | Loans
Financial assets
Financial assets		836
Loans and receivables | Trade and other receivables
Financial assets
Financial assets		24,361
Loans and receivables | Cash and cash equivalents
Financial assets
Financial assets		21,916
Available- for-sale financial assets
Financial liabilities
Financial assets (liabilities)		2,978
Available- for-sale financial assets | Other investments – equity shares
Financial assets
Financial assets		433
Available- for-sale financial assets | Other financial assets
Financial assets
Financial assets		275
Available- for-sale financial assets | Cash and cash equivalents
Financial assets
Financial assets		2,270
Held-to- maturity investments
Financial liabilities
Financial assets (liabilities)		1,400
Held-to- maturity investments | Cash and cash equivalents
Financial assets
Financial assets		1,400
Financial assets measured at fair value through profit or loss
Financial liabilities
Financial assets (liabilities)		1,411
Financial assets measured at fair value through profit or loss | Other financial assets
Financial assets
Financial assets		662
Financial assets measured at fair value through profit or loss | Derivative financial instruments
Financial assets
Financial assets		6,454
Derivative hedging instruments | Derivative financial instruments
Financial assets
Financial assets	$ 427	$ 688